Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
22.	QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following is a summary of the unaudited quarterly results of operations for the two years ended December 31, 2012 and 2011:

(In thousands, except per share information)	2012 — Three months ended
	April 1	July 1	Sept. 30	Dec. 31(1)
Revenues	$151,659	$155,297	$145,237	$141,204
Gross profit	23,817	25,508	22,774	19,867
Income/(loss) before income taxes and noncontrolling interests	1,736	4,566	1,617	(1,178)
Net income/(loss) attributable to Michael Baker Corporation
Continuing operations	959	2,684	659	(2,192)
Discontinued operations	737	(236)	322	(100)

Total	1,696	2,448	981	(2,292)
Diluted earnings/(loss) per common share
Continuing operations	0.10	0.28	0.07	(0.23)
Discontinued operations	0.08	(0.03)	0.03	(0.01)

Total	$0.18	$0.25	$0.10	$(0.24)

(1)

These results included restructuring charges of $2.3 million, a $1.6 million charge for a specific reserve on a receivable for an international Transportation project and a $0.6 million charge for post-retirement benefits.

	2011 — Three months ended
	Mar. 31	June 30	Sept. 30	Dec. 31
Revenues	$121,033	$130,061	$131,139	$156,191
Gross profit	21,129	27,396	27,117	26,612
Income before income taxes and noncontrolling interests	1,532	8,015	9,673	5,680
Net income/(loss) attributable to Michael Baker Corporation
Continuing operations	748	4,954	7,117	4,005
Discontinued operations	84	(100)	116	380

Total	832	4,854	7,233	4,385
Diluted earnings/(loss) per common share
Continuing operations	0.08	0.53	0.76	0.43
Discontinued operations	0.01	(0.01)	0.01	0.04

Total	$0.09	$0.52	$0.77	$0.47